SUPPLEMENT DATED JULY 29, 2009 TO THE PROSPECTUS OF
MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
Dated June 30, 2009

The third, fourth and fifth paragraphs of the section of the Prospectus entitled "The Fund — Fund Management" are hereby deleted and replaced with the following:

The Fund is managed within the Quantitative and Structured Solutions ("QSS") team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Michael Nolan, a Managing Director of the Investment Adviser, Helen Krause, an Executive Director of the Sub-Adviser, and Arthur Robb, an Executive Director of the Investment Adviser.

Mr. Nolan has been associated with the Investment Adviser in an investment management capacity since November 2005 and began managing the Fund in November 2008. Prior to November 2005, Mr. Nolan was in Morgan Stanley's Institutional Securities Division in London and New York where he was responsible for a variety of structured products. Ms. Krause has been associated with the Sub-Adviser in an investment management capacity since April 2008 and began managing the Fund in November 2008. Prior to April 2008, Ms. Krause was a quantitative equity portfolio manager and senior quantitative researcher on the active equity team at Barclays Global Investors. Mr. Robb has been associated with the Investment Adviser in an investment management capacity since July 2007 and began managing the Fund in November 2008. Prior to July 2007, Mr. Robb was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance.

Mr. Nolan is the lead portfolio manager of the Fund. Ms. Krause and Mr. Robb are co-portfolio managers of the Fund. Members of the team collaborate to manage the assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

NRESPT

SUPPLEMENT DATED JULY 29, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
Dated November 28, 2008

The section of the Fund's Statement of Additional Information entitled "V. Investment Advisory and Other Services — G. Fund Management" is hereby revised to delete all references to Neil Charkraborty.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.